Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents [Table Text Block]	Restricted assets consisted of the following at December 31, 2013 and 2012:

	2013	2012
Deposits for payment of casualty & health insurance claims	$1,306	$5,690
Other deposits	513	333
	$1,819	$6,023

Estimated Useful Lives [Table Text Block]
Property and equipment are depreciated using the straight-line method and are generally depreciated over the following estimated service lives:

Buildings and improvements	40 years
Leasehold improvements	Lesser of life of the asset or remaining
lease term, and not to exceed 10 years
Furniture, fixtures and equipment	2–10 years
Vehicles	4–7 years